IDENTIFIABLE INTANGIBLE ASSET (Tables)	3 Months Ended
Mar. 31, 2017
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	March 31,	December 31,	March 31,	December 31,	March 31,	December 31,
	2017	2016	2017	2016	2017	2016

	(U.S. $ in millions)
Product rights	$18,065	$18,180	$6,795	$6,460	$11,270	$11,720
Trade names	590	625	27	41	563	584
Research and development in process	9,356	9,183	-	-	9,356	9,183

Total	$28,011	$27,988	$6,822	$6,501	$21,189	$21,487